FINANCIAL RISK MANAGEMENT - Sensitivity analysis (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase in short term interest rate
FINANCIAL RISK MANAGEMENT
Reasonably possible increase in short term interest rates	1.00%
Increases of interest expense due to increase in risk	₽ 44	₽ 704	₽ 933
Decrease in short term interest rate
FINANCIAL RISK MANAGEMENT
Decreases of finance cost due to decrease in risk	₽ 44	₽ 704	₽ 933